Financial Instruments - Summary of Unrealized Risk Management Positions (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Net	$ 10	$ 7	$ 12
Power Contacts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Net	2
Renewable Power Contracts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Net	11
Level 2
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Net	(1)	2
Level 2 | Commodity price risk
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Asset	46	20
Liability	36	13
Net	10	7
Level 2 | Commodity price risk | Crude Oil, Condensate, Natural Gas and Refined Products
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Asset	27	9
Liability	30	10
Net	(3)	(1)
Level 2 | Commodity price risk | Power Contacts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Asset	2	6
Liability	0	0
Net	2	6
Level 2 | Commodity price risk | Renewable Power Contracts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Asset	17	5
Liability	6	0
Net	11	5
Level 2 | Currency risk | Foreign Exchange Rate Contracts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Asset	0	0
Liability	0	3
Net	$ 0	$ (3)